HELD FOR SALE AND DISCONTINUED OPERATIONS - Movements of Russian operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and equipment
Property and equipment at beginning of period	$ 6,717
Property and equipment at end of period	2,848	$ 6,717
Goodwill
Goodwill at beginning of period	1,542	2,682
Addition	10	14
Translation adjustment	(74)	(62)
Goodwill at end of period	394	1,542	$ 2,682
Russia
Goodwill
Goodwill at beginning of period	1,084	1,131
Addition	0	14
Translation adjustment	0	(10)
Goodwill at end of period	0	1,084	1,131
Assets and liabilities classified as held for sale | Russia
Property and equipment
Property and equipment at beginning of period	4,013
Additions	775
Disposals	(18)
Depreciation charge for the year	(947)
Reclassification as held for sale	(9)
Impairment	(5)
Transfers	0
Modifications of right-of-use assets	(166)
Translation adjustment	298
Property and equipment at end of period	3,941	4,013
Intangible assets excl. goodwill
Intangible assets excl. goodwill at beginning of period	293
Additions	192
Disposals	(10)
Amortization charge for the year	(131)
Reclassification as held for sale	0
Impairment	(2)
Transfer	0
Translation adjustment	14
Intangible assets excl. goodwill at end of period	356	293
Goodwill
Goodwill at beginning of period	1,084
Addition	0
Disposal	4
Reclassification as held for sale	0
Impairment loss recognised in profit or loss, goodwill	(445)
Translation adjustment	(26)
Goodwill at end of period	617	1,084
Impairment loss recognised in profit or loss, goodwill	$ 446	$ 0	$ 723